Label	Element	Value
Class F Prospectus | SIMT Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement Dated March 30, 2020
to the Class F Prospectus dated January 31, 2020, as amended on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT Small Cap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE